CAPITAL - Risk-Based Capital(Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Subordinated debt, original issue	$ 120,000
Excess Capital	317,800
Risk Based Ratios [Abstract]
Common Equity Tier One Capital	$ 648,748
Common Equity Tier One Capital to Risk-Weighted Assets	10.28%
Common Equity Tier One Capital Required For Capital Adequacy	$ 283,866
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	4.50%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 441,570
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%
Capital Conservation Buffer-Fully Phased-In	2.50%
Capital Conservation Buffer-Phased-In Incremental Change	0.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 648,852	$ 673,955
Tier One Risk Based Capital to Risk Weighted Assets	10.29%	12.69%
Tier One Risk Based Capital Required for Capital Adequacy	$ 378,488	$ 212,463
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 536,192
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%
Capital [Abstract]
Capital	$ 822,431	$ 728,284
Capital to Risk Weighted Assets	13.04%	13.71%
Capital Required for Capital Adequacy	$ 504,651	$ 424,926
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 662,355
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	$ 648,852	$ 673,955
Tier One Leverage Capital to Average Assets	8.33%	9.44%
Tier One Leverage Capital Required for Capital Adequacy	$ 311,481	$ 285,514
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 311,481
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%
Tangible Capital to Tangible Assets	9.02%
Subsidiaries [Member]
Risk Based Ratios [Abstract]
Common Equity Tier One Capital	$ 647,844
Common Equity Tier One Capital to Risk-Weighted Assets	10.30%
Common Equity Tier One Capital Required For Capital Adequacy	$ 283,080
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	4.50%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 440,347
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets Fully Phased In Basel III	7.00%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized	$ 408,894
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	$ 647,948	$ 602,133
Tier One Risk Based Capital to Risk Weighted Assets	10.30%	11.38%
Tier One Risk Based Capital Required for Capital Adequacy	$ 377,440	$ 211,724
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	6.00%	4.00%
Tier One Risk Based Capital Required for Capital Adequacy Fully Phased In Basel III	$ 534,707
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	8.50%
Tier One Risk Based Capital Required to be Well Capitalized	$ 503,254	$ 317,585
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	6.00%
Capital [Abstract]
Capital	$ 709,306	$ 662,865
Capital to Risk Weighted Assets	11.28%	12.52%
Capital Required for Capital Adequacy	$ 503,254	$ 423,447
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required for Capital Adequacy Fully Phased In Basel III	$ 660,521
Capital Required for Capital Adequacy to Risk Weighted Assets Fully Phased In Basel III	10.50%
Capital Required to be Well Capitalized	$ 629,067	$ 529,309
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	$ 647,948	$ 602,133
Tier One Leverage Capital to Average Assets	8.33%	8.44%
Tier One Leverage Capital Required for Capital Adequacy	$ 311,205	$ 285,311
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required for Capital Adequacy Fully Phased In Basel III	$ 311,205
Tier One Leverage Capital Required for Capital Adequacy to Average Assets Fully Phased In Basel III	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 389,006	$ 356,639
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%